PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

September 21, 2020

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Sally Samuel

Re:	Dreyfus Treasury Securities Cash Management (Registration Nos: 033-25941; 811-05718)

To Whom It May Concern:

On behalf of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 60 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add two new classes of shares to the Registrant—Service Shares and Wealth Shares.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including a Certificate of Amendment, Rule 18f-3 and Shareholder and Administrative Services Plans and the consent of the Registrant's independent registered public accounting firm, and to make certain other revisions.

Please note that, concurrently herewith, Dreyfus Government Cash Management Funds (File Nos. 002-89359; 811-03964) and Dreyfus Treasury Obligations Cash Management (File Nos. 033-06851 and 811-04723) filed post-effective amendments to their registration statements on Form N-1A pursuant to Rule 485(a)(1) under the Securities Act that include the same Prospectuses and Statement of Additional Information as are included in the Amendment.

Please telephone the undersigned at 212.969.3379, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:         David Stephens

              Jeff Prusnofsky